Insurance Business Result	12 Months Ended
Dec. 31, 2024
Disclosure of types of insurance contracts [abstract]
Insurance Business Result

NOTE 35. INSURANCE BUSINESS RESULT
The following items are included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Insurance revenue	376,467,586	208,578,621	151,320,367
Insurance service expense	(368,341,040)	(128,043,456)	(59,333,774)
Net expenses from reinsurance contracts held	7,902,809	(1,393,247)	(4,717,738)
Total	16,029,355	79,141,918	87,268,855